Supplement to the
Fidelity® California Limited Term Tax-Free Bond Fund
April 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section.

The following table provides information relating to other accounts managed by Mr. Cullen as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	none	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$31,630	none	$1,746
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® California Limited Term Tax-Free Bond Fund ($835 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Fidelity® Californa Limited Term Tax-Free Bond Fund beneficially owned by Mr. Cullen was none.

The following table provides information relating to other accounts managed by Mr. Ramundo as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	none	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$31,630	none	$1,813
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® California Limited Term Tax-Free Bond Fund ($835 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Fidelity® California Limited Term Tax-Free Bond Fund beneficially owned by Mr. Ramundo was none.

The following table provides information relating to other accounts managed by Mr. Sommer as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	none	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$31,630	none	$1,746
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity® California Limited Term Tax-Free Bond Fund ($835 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Fidelity® California Limited Term Tax-Free Bond Fund beneficially owned by Mr. Sommer was none.

CSIB-16-01 1.835662.109	July 11, 2016

Supplement to the
Fidelity® California Municipal Income Fund
Class A, Class T, Class B, Class C and Class I
April 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements the similar information found in the "Management Contract" section.

The following table provides information relating to other accounts managed by Mr. Cullen as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	none	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$31,630	none	$1,746
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® California Municipal Income Fund ($2,077 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Fidelity® California Municipal Income Fund beneficially owned by Mr. Cullen was none.

The following table provides information relating to other accounts managed by Mr. Ramundo as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	none	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$31,630	none	$1,813
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® California Municipal Income Fund ($2,077 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Fidelity® California Municipal Income Fund beneficially owned by Mr. Ramundo was none.

The following table provides information relating to other accounts managed by Mr. Sommer as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	none	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$31,630	none	$1,746
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® California Municipal Income Fund ($2,077 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Fidelity® California Municipal Income Fund beneficially owned by Mr. Sommer was none.

ASCM-ASCMIB-16-02 1.777593.117	July 11, 2016

Supplement to the
Fidelity® California Municipal Income Fund
April 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Cullen as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	none	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$31,630	none	$1,746
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® California Municipal Income Fund ($2,077 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Fidelity® California Municipal Income Fund beneficially owned by Mr. Cullen was none.

The following table provides information relating to other accounts managed by Mr. Ramundo as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	none	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$31,630	none	$1,813
Assets Managed with Performance-Based Advisory Fees (in millions)	$none	none	none

* Includes Fidelity® California Municipal Income Fund ($2,077 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Fidelity® California Limited Term Tax-Free Bond Fund beneficially owned by Mr. Sommer was none.

The following table provides information relating to other accounts managed by Mr. Sommer as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	none	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$31,630	none	$1,746
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® California Municipal Income Fund ($2,077 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Fidelity® California Municipal Income Fund beneficially owned by Mr. Sommer was none.

CFLB-16-01 1.791663.115	July 11, 2016